Schedule of Unobservable Inputs Used in Fair Value Measurements (Details) - Promissory Notes [Member]	12 Months Ended
Jun. 30, 2023
Minimum [Member]
Short-Term Debt [Line Items]
Expected life (years)	6 months
Maximum [Member]
Short-Term Debt [Line Items]
Expected life (years)	6 months 21 days
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Promissory notes measurement input	3.63
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Promissory notes measurement input	22.13
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Discount Rate [Member]
Short-Term Debt [Line Items]
Promissory notes measurement input	27.58